Related parties - Summary of Remuneration to Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salary	$ 399,700,000	$ 397,400,000	$ 397,800,000
Share-based payments	9,100,000	6,900,000	$ 12,700,000
Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	851,700	826,800
Board fees committee fees	362,100	534,500
Total	1,213,800	1,361,300
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	15,645,000	19,583,900
Salary	5,135,100	5,972,300
Pension fund contributions	624,800	679,800
Cash incentive	1,566,300	3,559,000
Other	2,261,200	3,257,500
Share-based payments	6,057,600	6,115,300
C Carolus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		85,400
Board fees committee fees		0
Total		85,400
Y Suleman | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	197,500	153,200
Board fees committee fees	0	26,800
Total	197,500	180,000.0
P Bacchus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	89,300	85,200
Board fees committee fees	66,800	126,200
Total	156,100	211,400
S Reid | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	128,600	137,100
Board fees committee fees	0	0
Total	128,600	137,100
T Goodlace | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	64,800	69,100
Board fees committee fees	44,100	71,900
Total	108,900	141,000.0
A Andani | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	89,300	85,200
Board fees committee fees	65,100	102,400
Total	154,400	187,600
P Sibiya | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	64,800	69,100
Board fees committee fees	53,200	86,100
Total	118,000.0	155,200
J McGill | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	89,300	85,200
Board fees committee fees	72,000.0	74,300
Total	161,300	159,500
C Bitar | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	89,300	57,300
Board fees committee fees	52,100	46,800
Total	141,400	104,100
C Smit | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	38,800
Board fees committee fees	8,800
Total	47,600
Executive directors | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	4,153,000	7,050,600
Salary	1,186,000	1,560,400
Pension fund contributions	77,100	68,900
Cash incentive	355,200	1,136,200
Other	4,500	3,001,800
Share-based payments	2,530,200	1,283,300
M Preece | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,910,900	2,105,800
Salary	594,300	515,000.0
Pension fund contributions	29,000.0	25,200
Cash incentive	177,300	410,400
Other	2,100	1,400
Share-based payments	1,108,200	1,153,800
P Schmidt
Disclosure of transactions between related parties [line items]
Salary paid	142,750	135,300
P Schmidt | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	2,242,100	1,953,400
Salary	591,700	617,100
Pension fund contributions	48,100	46,200
Cash incentive	177,900	453,900
Other	2,400	3,000.0
Share-based payments	1,422,000	833,200
C Griffith
Disclosure of transactions between related parties [line items]
Salary paid		336,501
C Griffith | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		5,097,200
Salary		943,300
Pension fund contributions		22,700
Cash incentive		682,300
Other		2,998,800
Share-based payments		450,100
Prescribed officers | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	11,492,000	12,533,300
Salary	3,949,100	4,411,900
Pension fund contributions	547,700	610,900
Cash incentive	1,211,100	2,422,800
Other	2,256,700	255,700
Share-based payments	3,527,400	4,832,000
B Mokoatle | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	464,200
Salary	167,800
Pension fund contributions	40,800
Cash incentive	98,100
Other	900
Share-based payments	156,600
L Rivera | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	2,903,900	1,935,800
Salary	816,100	853,000.0
Pension fund contributions	220,000.0	362,800
Cash incentive	0	0
Other	790,700	0
Share-based payments	1,077,100	720,000.0
R Butcher | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		566,000.0
Salary		396,900
Pension fund contributions		14,300
Cash incentive		235,700
Other		163,900
Share-based payments		(244,800)
N Chohan | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,195,000	1,156,000
Salary	309,700	347,300
Pension fund contributions	45,800	30,200
Cash incentive	94,700	232,500
Other	4,300	900
Share-based payments	740,500	545,100
B Mattison
Disclosure of transactions between related parties [line items]
Salary paid	26,367	96,200
B Mattison | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	171,600	1,503,000
Salary	111,800	447,900
Pension fund contributions	7,000.0	24,100
Cash incentive	0	318,000.0
Other	450,400	5,300
Share-based payments	(397,600)	707,700
T Leishman | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	127,700	1,284,500
Salary	85,400	354,800
Pension fund contributions	7,700	25,100
Cash incentive	0	251,700
Other	355,700	1,100
Share-based payments	(321,100)	651,800
A Nagaser | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	211,900	804,700
Salary	115,100	251,200
Pension fund contributions	14,100	26,100
Cash incentive	0	174,000.0
Other	255,700	10,900
Share-based payments	(173,000.0)	342,500
S Mathews | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,884,800	1,402,900
Salary	635,700	562,300
Pension fund contributions	18,200	18,400
Cash incentive	221,300	264,500
Other	0	2,300
Share-based payments	1,009,600	555,400
R Bardien | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,170,700	918,500
Salary	276,000.0	305,400
Pension fund contributions	35,900	25,800
Cash incentive	203,600	211,800
Other	200	0
Share-based payments	655,000.0	375,500
J Mortoti | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,693,700	856,100
Salary	696,200	378,100
Pension fund contributions	127,100	58,900
Cash incentive	308,600	324,200
Other	84,300	69,900
Share-based payments	477,500	$ 25,000.0
K Carter | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	821,900
Salary	371,900
Pension fund contributions	15,200
Cash incentive	126,900
Other	5,100
Share-based payments	302,800
J Magagula | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	415,800
Salary	84,800
Pension fund contributions	14,800
Cash incentive	26,200
Other	290,000.0
Share-based payments	0
F Swanepoel | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	430,800
Salary	278,600
Pension fund contributions	1,100
Cash incentive	131,700
Other	19,400
Share-based payments	$ 0